Condensed consolidated statement of changes in equity - EUR (€) € in Millions	Total	Share capital and share premium [Member]	Other reserves [Member]	Retained earnings [Member]	Shareholders' equity (parent) [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2019	€ 51,889	€ 17,117	€ 4,013	€ 29,866	€ 50,996	€ 893
Net change in fair value of equity instruments at fair value through other comprehensive income	(311)		(310)	(2)	(312)	0
Net change in fair value of debt instruments at fair value through other comprehensive income	(81)		(76)		(76)	(5)
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	(27)		(27)		(27)	(1)
Changes in cash flow hedge reserve	644		501		501	144
Realised and unrealised revaluations property in own use	11		9	2	11	0
Remeasurement of the net defined benefit asset/liability	84		84		84
Exchange rate differences and other	(691)		(650)		(650)	(41)
Share of other comprehensive income of associates and joint ventures and other income	2		54	(52)	2
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	11		11		11
Total amount recognised directly in other comprehensive income net of tax	(358)		(404)	(52)	(456)	98
Net result	626			591	591	36
Total comprehensive income net of tax	268		(404)	539	135	134
Dividends	(3)					(3)
Changes in treasury shares	6		6		6
Employee stock option and share plans	12	11		1	12	0
Changes in the composition of the group and other changes	(1)					(1)
Balance at Jun. 30, 2020	52,171	17,128	3,616	30,406	51,149	1,022
Balance at Dec. 31, 2020	52,640	17,128	2,342	32,149	51,619	1,022
Net change in fair value of equity instruments at fair value through other comprehensive income	90		89	0	89	1
Net change in fair value of debt instruments at fair value through other comprehensive income	(108)		(106)		(106)	(1)
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	(30)		(30)		(30)	0
Changes in cash flow hedge reserve	(673)		(577)		(577)	(96)
Realised and unrealised revaluations property in own use	(3)		(6)	3	(3)	0
Remeasurement of the net defined benefit asset/liability	29		29		29
Exchange rate differences and other	158		151		151	6
Share of other comprehensive income of associates and joint ventures and other income	(2)		(37)	35	(2)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	17		17		17
Total amount recognised directly in other comprehensive income net of tax	(521)		(469)	38	(431)	(90)
Net result	3,219			3,161	3,161	59
Total comprehensive income net of tax	2,698		(469)	3,198	2,730	(31)
Dividends	(472)			(468)	(468)	(4)
Changes in treasury shares	(4)		(4)		(4)
Employee stock option and share plans	19	16		3	19	0
Balance at Jun. 30, 2021	€ 54,883	€ 17,144	€ 1,870	€ 34,882	€ 53,896	€ 987